Quarterly Holdings Report
for
Fidelity® Massachusetts Municipal Income Fund
April 30, 2023
MFL-NPRT1-0623
1.800349.119
Municipal Bonds - 84.0%
	Principal Amount (a)	Value ($)
Massachusetts - 82.8%
Ashland Gen. Oblig. Series 2022, 4% 8/1/39	1,685,000	1,737,316
Attleboro Gen. Oblig.:
Series 2020 B, 3% 10/15/36	2,630,000	2,416,148
Series 2020, 2.625% 10/15/50	6,880,000	4,712,170
Series 70 B, 5% 10/15/29	1,585,000	1,784,519
Berkshire Wind Pwr. Coop. Corp. Series 2017 2:
5% 7/1/25	505,000	526,995
5% 7/1/26	925,000	984,377
5% 7/1/27	700,000	761,760
5% 7/1/30	480,000	525,490
Braintree Gen. Oblig. Series 2015, 5% 5/15/28	600,000	671,952
Cambridge Gen. Oblig. Series 12, 5% 1/1/24	340,000	340,502
Framingham Gen. Oblig. Series 2012 A, 4% 12/1/24	1,360,000	1,361,064
Lowell Gen. Oblig. Series 2019, 5% 9/1/29	700,000	786,242
Lynn Wtr. & Swr. Commission Gen. Rev. Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	440,000	440,598
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2020 B1, 5% 7/1/50	2,750,000	2,906,644
Massachusetts Clean Wtr. Trust:
Series 2021 23A:
5% 2/1/39	5,000,000	5,686,348
5% 2/1/40	4,750,000	5,374,120
Series 2021 23B, 5% 2/1/39	12,940,000	14,716,267
Series 2021 B, 5% 2/1/41	2,000,000	2,254,277
Series 22, 5% 8/1/37	4,110,000	4,609,868
Series 6, 5.5% 8/1/30	410,000	410,804
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhacement Prog.) Series 2022 A, 5% 6/1/50	3,500,000	3,826,830
(Rail Enhancement & Accelerated Bridge Prog.) Series 2018 A:
5% 6/1/35	2,885,000	3,190,941
5% 6/1/36	3,035,000	3,334,454
(Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	24,600,000	26,416,870
(Rail Enhancement & Accelerated Bridge Progs.) Series 2018 A, 5.25% 6/1/43	14,575,000	15,816,124
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/41	6,000,000	6,468,154
5% 6/1/42	15,370,000	16,934,322
Series 2021 A:
5% 6/1/41	8,140,000	9,109,465
5% 6/1/42	5,750,000	6,407,284
5% 6/1/43	3,000,000	3,336,651
5% 6/1/51	5,435,000	5,880,884
Series 2021 B, 5% 6/1/46	7,615,000	8,292,299
Series 2022 B, 5% 6/1/52	20,000,000	22,010,308
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series A:
5% 1/1/35	3,500,000	3,885,662
5% 1/1/37	2,000,000	2,188,304
Series C, 5% 1/1/34	8,585,000	9,696,617
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series T:
5% 7/1/37	1,415,000	1,530,509
5% 7/1/38	3,685,000	3,970,822
5% 7/1/39	4,450,000	4,775,852
5% 7/1/42	2,805,000	2,985,415
(Broad Institute Proj.) Series 2017:
5% 4/1/33	10,145,000	11,116,610
5% 4/1/34	2,500,000	2,732,874
5% 4/1/35	2,455,000	2,672,805
5% 4/1/37	1,500,000	1,617,242
(Broad Institute Proj.) Series 2017, 5% 4/1/36	2,205,000	2,388,435
(Lesley Univ. Proj.) Series 2016:
5% 7/1/29	1,640,000	1,699,273
5% 7/1/32	1,905,000	1,967,251
(Newbridge On The Charles Proj.) Series 2017:
4% 10/1/24 (b)	500,000	498,966
4% 10/1/25 (b)	500,000	497,712
4% 10/1/26 (b)	500,000	496,052
4% 10/1/27 (b)	350,000	345,809
5% 10/1/37 (b)	1,000,000	1,002,310
5% 10/1/47 (b)	1,000,000	930,679
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S:
5% 7/1/25	1,000,000	1,044,197
5% 7/1/31	21,180,000	23,118,455
5% 7/1/32	985,000	1,074,566
5% 7/1/34	750,000	815,189
(Suffolk Univ. Proj.) Series 2017:
5% 7/1/23	2,420,000	2,424,059
5% 7/1/24	2,000,000	2,027,412
5% 7/1/25	1,500,000	1,534,571
5% 7/1/26	1,935,000	2,005,139
5% 7/1/27	2,085,000	2,190,057
5% 7/1/28	4,300,000	4,522,802
(Suffolk Univ., Proj.) Series 2017, 5% 7/1/32	1,000,000	1,048,885
(UMASS Boston Student Hsg. Proj.) Series 2016:
5% 10/1/29	3,120,000	3,187,550
5% 10/1/30	1,100,000	1,122,412
5% 10/1/31	1,200,000	1,223,301
5% 10/1/32	1,240,000	1,263,299
5% 10/1/33	1,235,000	1,256,765
(UMass Memorial Health Care Proj.) Series K:
5% 7/1/28	1,260,000	1,323,687
5% 7/1/29	1,320,000	1,389,068
5% 7/1/30	1,390,000	1,462,819
5% 7/1/38	3,750,000	3,848,976
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	7,000,000	6,445,153
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/34	1,425,000	1,460,043
5% 10/1/35	1,495,000	1,525,513
5% 10/1/46	4,250,000	4,228,359
(Wheaton College, MA. Proj.) Series 2017 H:
5% 1/1/29	1,435,000	1,503,777
5% 1/1/31	1,580,000	1,650,310
5% 1/1/32	1,665,000	1,734,864
5% 1/1/33	1,745,000	1,813,999
5% 1/1/34	1,835,000	1,897,979
5% 1/1/35	1,000,000	1,032,353
5% 1/1/36	1,000,000	1,025,135
5% 1/1/42	5,775,000	5,805,199
5% 1/1/47	1,895,000	1,888,583
5% 1/1/53	3,425,000	3,367,317
Bonds Series A1, 5%, tender 1/31/30 (c)	15,280,000	17,228,856
Series 2008 B:
0% 1/1/37 (Assured Guaranty Corp. Insured)	1,745,000	1,036,333
0% 1/1/40 (Assured Guaranty Corp. Insured)	5,000,000	2,517,685
0% 1/1/41 (Assured Guaranty Corp. Insured)	5,000,000	2,392,034
0% 1/1/42 (Assured Guaranty Corp. Insured)	5,000,000	2,284,280
Series 2013 F:
4% 7/1/32	2,050,000	2,050,732
4% 7/1/43	21,685,000	19,485,219
5% 7/1/27	1,300,000	1,302,659
5% 7/1/37	3,925,000	3,930,548
Series 2013 G, 5% 7/1/44	10,360,000	10,057,766
Series 2014 A:
5% 3/1/32	1,700,000	1,726,397
5% 3/1/33	1,250,000	1,268,997
5% 3/1/34	4,375,000	4,438,965
5% 3/1/39	4,000,000	4,042,707
Series 2014 F:
5% 7/15/23	350,000	350,521
5% 7/15/24	400,000	400,913
5% 7/15/25	550,000	551,152
5% 7/15/26	500,000	501,195
5% 7/15/27	200,000	200,526
5% 7/15/28	320,000	320,891
5.625% 7/15/36	800,000	800,669
5.75% 7/15/43	4,700,000	4,703,584
Series 2015 D, 5% 7/1/44	5,975,000	6,040,621
Series 2015 H1:
5% 7/1/26	3,585,000	3,720,086
5% 7/1/29	3,750,000	3,911,015
5% 7/1/30	1,800,000	1,877,357
5% 7/1/31	1,190,000	1,241,047
5% 7/1/32	1,000,000	1,042,619
5% 7/1/33	1,000,000	1,041,462
Series 2015 K, 4% 10/1/30	500,000	500,279
Series 2015 Q:
5% 8/15/28	1,000,000	1,046,120
5% 8/15/29	1,000,000	1,045,894
5% 8/15/32	1,500,000	1,566,808
5% 8/15/33	1,550,000	1,617,287
5% 8/15/34	1,790,000	1,863,275
5% 8/15/38	1,690,000	1,746,705
Series 2015:
5% 1/1/25	3,525,000	3,576,445
5% 1/1/27	2,695,000	2,757,997
5% 1/1/28	1,850,000	1,895,214
5% 1/1/29	2,945,000	3,008,197
Series 2016 A:
5% 1/1/31	5,000	5,204
5.25% 1/1/42	7,000,000	7,127,337
Series 2016 E:
5% 7/1/31	1,000,000	1,051,324
5% 7/1/32	2,200,000	2,305,285
5% 7/1/33	1,500,000	1,566,094
5% 7/1/34	1,500,000	1,558,616
5% 7/1/35	1,500,000	1,548,527
5% 7/1/36	1,000,000	1,024,981
5% 7/1/37	2,000,000	2,037,127
Series 2016 I:
5% 7/1/25	510,000	523,034
5% 7/1/27	1,150,000	1,202,156
5% 7/1/27	1,100,000	1,152,243
5% 7/1/29	1,680,000	1,766,323
5% 7/1/30	2,400,000	2,511,677
5% 7/1/31	2,500,000	2,617,575
5% 7/1/32	1,960,000	2,049,004
5% 7/1/34	3,035,000	3,211,275
5% 7/1/36	2,000,000	2,099,580
5% 7/1/37	1,470,000	1,537,968
5% 7/1/38	1,000,000	1,043,798
5% 7/1/41	14,790,000	15,027,646
Series 2016 N:
5% 12/1/34	1,000,000	1,061,551
5% 12/1/36	2,520,000	2,642,672
Series 2016:
4% 10/1/36	1,250,000	1,261,142
5% 7/1/26	1,710,000	1,782,875
5% 7/1/29	2,000,000	2,098,466
5% 7/1/30	2,000,000	2,097,351
5% 7/1/31	1,700,000	1,781,512
5% 10/1/32	1,760,000	1,862,512
5% 9/1/33	475,000	501,469
5% 10/1/33	1,500,000	1,585,236
5% 10/1/34	1,500,000	1,581,759
5% 9/1/35	375,000	395,896
5% 10/1/35	1,500,000	1,575,761
5% 7/1/36	3,000,000	3,101,019
5% 9/1/36	315,000	331,839
5% 9/1/37	840,000	873,466
5% 10/1/37	2,000,000	2,083,152
5% 10/1/39	5,000,000	5,183,700
5% 7/1/40	5,325,000	5,499,097
5% 7/1/41	5,145,000	5,221,601
5% 10/1/43	5,000,000	5,029,420
5% 9/1/46	3,235,000	3,373,656
5% 10/1/48	6,000,000	5,685,877
5% 9/1/52	7,115,000	7,270,487
Series 2017 A:
5% 1/1/35	2,000,000	2,079,297
5% 1/1/40	1,000,000	1,017,399
Series 2017 H:
5% 1/1/24	260,000	262,584
5% 1/1/24 (Escrowed to Maturity)	840,000	849,787
Series 2017:
5% 7/1/25	1,105,000	1,145,589
5% 7/1/26	160,000	164,932
5% 7/1/27	1,000,000	1,079,230
5% 10/1/28	465,000	505,354
5% 10/1/29	735,000	797,073
5% 7/1/37	600,000	611,138
5% 7/1/42	2,110,000	2,125,087
5% 10/1/42	4,000,000	4,169,831
5% 7/1/47	2,250,000	2,255,448
5% 10/1/47	5,510,000	5,660,212
Series 2018 J2, 5% 7/1/48	2,365,000	2,449,988
Series 2018:
5% 9/1/27	1,010,000	1,036,436
5% 9/1/29	1,390,000	1,426,162
5% 1/1/30	10,000	10,524
5% 9/1/31	1,530,000	1,564,387
5% 9/1/33	1,185,000	1,205,794
5% 9/1/38	4,805,000	4,747,269
5% 6/1/43	4,740,000	5,009,453
5% 9/1/43	4,445,000	4,221,761
Series 2019 A:
5% 7/1/30	1,350,000	1,413,995
5% 7/1/31	1,350,000	1,412,345
5% 7/1/32	2,000,000	2,088,969
5% 7/1/33	2,300,000	2,399,462
5% 7/1/34	1,400,000	1,454,524
5% 7/1/34	1,015,000	1,062,645
5% 7/1/36	1,120,000	1,156,026
5% 7/1/38	735,000	751,634
5% 7/1/44	2,250,000	2,265,388
5% 7/1/49	7,250,000	7,244,585
Series 2019 K:
5% 7/1/23	500,000	500,930
5% 7/1/24	500,000	507,767
5% 7/1/25	1,250,000	1,294,589
5% 7/1/26	1,250,000	1,317,828
5% 7/1/33	2,000,000	2,218,194
5% 7/1/35	2,135,000	2,344,419
Series 2019 S1:
5% 10/1/25	1,965,000	2,063,312
5% 10/1/26	2,535,000	2,727,304
Series 2019 S2:
5% 10/1/32	1,410,000	1,579,174
5% 10/1/33	1,935,000	2,163,492
5% 10/1/34	2,165,000	2,410,669
Series 2020 A:
4% 7/1/39	2,455,000	2,301,430
4% 7/1/40	7,920,000	7,333,216
Series 2021 A:
4% 7/1/34	1,000,000	1,033,864
4% 7/1/35	1,000,000	1,021,545
4% 7/1/36	825,000	834,289
4% 7/1/37	1,000,000	1,001,101
4% 7/1/38	700,000	690,306
4% 7/1/39	1,400,000	1,367,261
5% 7/1/32	1,000,000	1,151,607
Series 2021 B:
4% 7/1/42	475,000	423,227
4% 7/1/50	2,135,000	1,790,405
Series 2021:
4% 7/1/40	4,160,000	3,584,731
4% 7/1/45	1,200,000	977,619
4% 7/1/50	1,750,000	1,371,628
Series 2022:
5% 7/1/37	800,000	831,948
5% 7/1/42	740,000	750,728
5% 7/1/52	2,300,000	2,297,399
Series A:
4% 6/1/49 (Pre-Refunded to 6/1/29 @ 100)	13,440,000	14,708,776
5% 6/1/39 (Pre-Refunded to 6/1/29 @ 100)	6,760,000	7,779,381
Series B, 0% 1/1/39 (Assured Guaranty Corp. Insured)	3,200,000	1,699,678
Series G:
5% 7/15/23 (b)	120,000	120,179
5% 7/15/24 (b)	130,000	131,308
5% 7/15/25 (b)	120,000	120,486
5% 7/15/26 (b)	160,000	161,131
5% 7/15/27 (b)	170,000	171,660
5% 7/1/28	350,000	379,993
5% 7/15/28 (b)	175,000	176,873
5% 7/15/29 (b)	320,000	323,111
5% 7/1/30	225,000	251,747
5% 7/15/30 (b)	320,000	321,632
5% 7/15/31 (b)	350,000	351,698
5% 7/15/32 (b)	400,000	399,059
5% 7/1/33	550,000	610,402
5% 7/15/33 (b)	320,000	316,034
5% 7/1/34	250,000	276,818
5% 7/15/34 (b)	300,000	291,870
5% 7/15/35 (b)	270,000	259,544
5% 7/1/36	475,000	513,712
5% 7/15/36 (b)	235,000	222,733
5% 7/1/37	1,275,000	1,366,346
5% 7/15/37 (b)	250,000	234,106
5% 7/15/46 (b)	9,540,000	8,334,216
5% 7/1/50	4,700,000	4,767,490
Series J2:
5% 7/1/43	11,540,000	12,040,311
5% 7/1/53	4,500,000	4,625,247
Series K, 5% 7/1/27	1,150,000	1,205,055
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I:
5% 1/1/25 (d)	2,660,000	2,713,863
5% 1/1/27 (d)	1,000,000	1,019,439
Series 2015 A, 5% 1/1/25 (d)	5,450,000	5,539,201
Series 2016, 5% 7/1/24 (d)	7,120,000	7,213,528
Series 2017 A:
5% 7/1/23 (d)	2,500,000	2,504,608
5% 7/1/24 (d)	3,000,000	3,041,118
5% 7/1/25 (d)	4,500,000	4,629,167
5% 7/1/26 (d)	3,935,000	4,108,692
Series 2018 B:
5% 7/1/27 (d)	9,240,000	9,738,423
5% 7/1/28 (d)	2,325,000	2,480,848
Series 2019 B:
5% 7/1/23 (d)	500,000	500,955
5% 7/1/24 (d)	1,000,000	1,013,706
5% 7/1/25 (d)	1,365,000	1,404,181
5% 7/1/26 (d)	1,215,000	1,268,631
5% 7/1/28 (d)	1,000,000	1,071,906
5% 7/1/29 (d)	3,500,000	3,785,507
Series 2020 C:
5% 7/1/28 (d)	2,000,000	2,143,811
5% 7/1/29 (d)	1,950,000	2,109,068
5% 7/1/30 (d)	1,950,000	2,132,052
Series 2021 B:
5% 7/1/27 (d)	1,950,000	2,069,913
5% 7/1/28 (d)	1,850,000	1,983,026
5% 7/1/29 (d)	1,825,000	1,973,872
5% 7/1/30 (d)	1,125,000	1,230,030
5% 7/1/31 (d)	1,500,000	1,656,546
Massachusetts Gen. Oblig.:
Series 2004 A, 5.5% 8/1/30	2,000,000	2,382,968
Series 2007 A, 3 month U.S. LIBOR + 0.570% 3.795% 5/1/37 (c)(e)	6,840,000	6,668,050
Series 2018 B, 5% 1/1/32	5,000,000	5,541,440
Series 2019 A:
5% 1/1/35	5,000,000	5,620,454
5% 1/1/37	10,000,000	11,045,200
5% 1/1/49	10,000,000	10,676,911
5.25% 1/1/33	21,110,000	24,169,949
Series 2019 D, 3% 5/1/36	5,000,000	4,638,281
Series 2020 C:
3% 3/1/47	5,810,000	4,650,108
3% 3/1/49	5,000,000	3,943,903
Series 2020 D:
3% 7/1/35	3,000,000	2,849,342
3% 7/1/39	3,460,000	3,059,824
3% 11/1/42	3,500,000	2,933,469
4% 11/1/36	1,500,000	1,571,351
4% 11/1/41	4,000,000	4,047,104
5% 7/1/48	18,695,000	20,325,253
Series 2021 B:
3% 4/1/48	21,500,000	17,083,287
3% 4/1/49	13,500,000	10,644,935
Series 2021 C:
3% 9/1/34	2,300,000	2,204,655
3% 9/1/36	5,000,000	4,624,518
Series 2021 D:
5% 9/1/48	6,880,000	7,563,961
5% 9/1/49	50,000,000	54,866,370
5% 9/1/50	1,785,000	1,956,068
Series 2022 B, 3% 2/1/48	38,250,000	30,414,155
Series 2022 C, 5.25% 10/1/52	1,690,000	1,902,739
Series 2022 E:
5% 11/1/49	13,805,000	15,307,368
5% 11/1/52	52,445,000	57,920,562
Series B:
5% 7/1/33	3,500,000	4,069,386
5% 7/1/34	2,000,000	2,316,273
Series C, 3% 3/1/48	5,000,000	3,974,255
Series D, 5% 7/1/45	3,415,000	3,730,618
Series E:
5% 9/1/29	7,115,000	8,029,462
5% 11/1/45	8,065,000	8,841,114
5% 11/1/50	23,480,000	25,535,507
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 183, 3.5% 12/1/46	470,000	465,360
Series 2011, 3.5% 12/1/49	2,920,000	2,881,917
Series 2017, 4% 6/1/43 (d)	690,000	683,786
Series 2020 A, 0.875% 12/1/23	1,990,000	1,962,593
Series 207, 4% 6/1/49	1,535,000	1,532,114
Series 214, 3.75% 12/1/49	4,060,000	4,030,329
Series 218, 3% 12/1/50	1,640,000	1,594,258
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	500,000	476,386
Massachusetts Hsg. Fin. Auth.:
Series 2021 221, 3% 12/1/50	3,515,000	3,409,464
Series 2021 A2:
0.4% 6/1/24	875,000	844,636
0.45% 12/1/24	1,000,000	952,676
Series 2021 B1, 2.875% 12/1/51	4,000,000	2,774,042
Series 2021, 3% 6/1/51	3,750,000	3,626,861
Series 2022 224, 5% 6/1/50	1,750,000	1,824,913
Series 220:
3% 12/1/50	3,070,000	2,982,302
5% 6/1/23	300,000	300,340
5% 12/1/23	100,000	100,922
5% 6/1/24	150,000	152,672
5% 12/1/24	215,000	221,062
5% 6/1/25	425,000	441,843
5% 12/1/25	150,000	157,602
5% 6/1/26	100,000	106,075
5% 12/1/26	125,000	134,046
5% 6/1/27	100,000	108,229
5% 12/1/27	185,000	202,302
5% 6/1/28	75,000	82,682
5% 12/1/28	230,000	255,456
5% 6/1/29	100,000	112,126
Massachusetts Port Auth. Rev.:
Series 2014 B, 5% 7/1/29 (d)	1,270,000	1,295,338
Series 2014 C:
5% 7/1/28	3,000,000	3,069,177
5% 7/1/29	4,205,000	4,299,562
Series 2015 A:
5% 7/1/28	460,000	480,435
5% 7/1/28 (d)	500,000	518,372
5% 7/1/29 (d)	1,245,000	1,290,498
5% 7/1/30 (d)	1,450,000	1,503,046
5% 7/1/40 (d)	2,000,000	2,039,711
5% 7/1/45 (d)	3,500,000	3,545,720
Series 2015 B, 5% 7/1/33 (d)	1,015,000	1,051,252
Series 2016 A:
5% 7/1/26	695,000	745,058
5% 7/1/28	760,000	814,643
Series 2016 B:
4% 7/1/46 (d)	12,950,000	12,261,248
5% 7/1/43 (d)	11,410,000	11,650,131
Series 2017 A:
5% 7/1/30 (d)	1,280,000	1,367,358
5% 7/1/31 (d)	1,095,000	1,169,568
5% 7/1/32 (d)	1,370,000	1,462,580
5% 7/1/33 (d)	1,250,000	1,333,258
5% 7/1/35 (d)	2,000,000	2,114,309
5% 7/1/36 (d)	1,720,000	1,808,357
5% 7/1/42 (d)	4,540,000	4,676,874
Series 2019 A:
5% 7/1/24 (d)	4,140,000	4,204,783
5% 7/1/30 (d)	725,000	797,287
5% 7/1/33 (d)	2,585,000	2,836,545
5% 7/1/34 (d)	5,605,000	6,129,459
5% 7/1/37 (d)	1,100,000	1,178,528
5% 7/1/40 (d)	4,450,000	4,715,686
Series 2019 B, 5% 7/1/44	5,000,000	5,398,270
Series 2019 C:
5% 7/1/31 (d)	3,500,000	3,848,205
5% 7/1/32 (d)	2,700,000	2,966,557
5% 7/1/38 (d)	11,275,000	12,041,526
5% 7/1/39 (d)	5,000,000	5,320,948
5% 7/1/49 (d)	2,500,000	2,588,983
Series 2021 A:
5% 7/1/38	2,125,000	2,403,790
5% 7/1/39	1,125,000	1,266,816
5% 7/1/40	1,045,000	1,170,396
Series 2021 B, 5% 7/1/39 (d)	1,325,000	1,433,669
Series 2021 D:
5% 7/1/46	3,180,000	3,481,289
5% 7/1/51	5,740,000	6,230,579
Series 2021 E:
5% 7/1/33 (d)	3,440,000	3,869,890
5% 7/1/40 (d)	4,000,000	4,304,925
5% 7/1/41 (d)	1,940,000	2,076,970
5% 7/1/51 (d)	11,775,000	12,317,693
Series 2022 A:
5% 7/1/31 (d)	2,630,000	2,966,134
5% 7/1/36 (d)	2,450,000	2,720,159
5% 7/1/39 (d)	1,460,000	1,592,033
5% 7/1/40 (d)	2,780,000	3,013,598
Massachusetts Port Auth. Spl. Facilities Rev.:
(Bosfuel Proj.) Series 2019 A:
5% 7/1/23 (d)	360,000	360,753
5% 7/1/24 (d)	615,000	625,187
5% 7/1/25 (d)	1,000,000	1,030,809
5% 7/1/28 (d)	1,500,000	1,621,859
5% 7/1/32 (d)	500,000	544,693
5% 7/1/34 (d)	1,250,000	1,355,354
5% 7/1/49 (d)	5,620,000	5,783,270
Series 2019 A, 4% 7/1/44 (d)	5,000,000	4,733,438
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2019 A, 5% 2/15/44	11,510,000	12,344,946
Series 2020 A, 3% 8/15/50	5,030,000	3,868,979
Series A:
5% 8/15/31	1,850,000	2,167,151
5% 8/15/32	1,500,000	1,755,647
5% 8/15/33	1,675,000	1,950,936
5% 8/15/34	3,000,000	3,467,862
5% 8/15/35	2,000,000	2,288,108
5% 8/15/37	1,400,000	1,576,856
5% 8/15/45	10,000,000	10,864,361
5% 8/15/50	16,615,000	17,889,643
Series B, 5% 11/15/39	1,975,000	2,090,883
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005:
5.5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,738,149
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,575,000	2,894,558
5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	19,080,000	22,375,587
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,770,000	17,687,099
Massachusetts State College Bldg. Auth. Rev.:
Series 1999 A, 0% 5/1/28 (Escrowed to Maturity)	1,700,000	1,476,814
Series 2003 B, 0% 5/1/28 (Assured Guaranty Corp. Insured)	6,080,000	5,219,726
Series 2021 A, 2% 5/1/37	1,060,000	821,279
Series 2022 A:
4% 5/1/36	600,000	629,882
4% 5/1/38	750,000	765,938
4% 5/1/40	1,000,000	1,002,563
4% 5/1/41	625,000	625,739
4% 5/1/42	550,000	547,567
5% 5/1/32	600,000	718,719
5% 5/1/33	500,000	598,116
5% 5/1/34	500,000	595,754
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	4,816,222
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,700,000	10,850,829
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	27,400,614
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2020 B:
5% 8/1/41	3,155,000	3,498,512
5% 8/1/42	7,415,000	8,190,226
Quincy Gen. Oblig.:
Series 2021, 2% 1/15/46	1,755,000	1,087,113
Series 2022 B, 5% 7/1/47	4,995,000	5,473,522
Swampscott Gen. Oblig. Series 2022, 3% 3/1/36	1,000,000	935,127
Town of Tisbury Gen. Oblig. Series 2022:
4% 8/15/36	1,780,000	1,865,579
4% 8/15/40	1,995,000	2,025,185
4% 8/15/41	2,085,000	2,106,211
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2020 1, 5% 11/1/50	4,015,000	4,308,127
Univ. of Massachusetts Bldg. Auth. Rev. Series 2019 1:
5% 5/1/34	600,000	675,260
5% 5/1/35	2,000,000	2,237,115
5% 5/1/36	3,400,000	3,773,340
5% 5/1/37	3,200,000	3,528,328
5% 5/1/38	3,000,000	3,288,548
5% 5/1/39	2,000,000	2,187,000
TOTAL MASSACHUSETTS		1,605,421,493
Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (b)	4,885,000	4,821,277
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	5,238,348	3,056,611
5.625% 7/1/27	625,000	651,386
5.625% 7/1/29	1,925,000	2,035,013
5.75% 7/1/31	4,525,000	4,843,743
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	4,435,000	4,774,613
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2018 A1, 0% 7/1/31	5,010,000	3,403,320
TOTAL PUERTO RICO		23,585,963
TOTAL MUNICIPAL BONDS (Cost $1,704,445,359)		1,629,007,456

Municipal Notes - 11.4%
	Principal Amount (a)	Value ($)
Massachusetts - 11.4%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2022 A1, 3.97% 5/5/23 (Liquidity Facility TD Banknorth, NA), VRDN (c)	11,000,000	11,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.):
Series U-6C, 3.5% 5/1/23, LOC TD Banknorth, NA, VRDN (c)	38,395,000	38,395,000
Series U-6E, 3.55% 5/1/23, LOC TD Banknorth, NA, VRDN (c)	12,950,000	12,950,000
(College of the Holy Cross Proj.) Series 2008 A, 3.7% 5/1/23, LOC Bank of America NA, VRDN (c)	1,200,000	1,200,000
Series 2011 K1, 3.8% 5/5/23 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	5,550,000	5,550,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 3.5% 5/1/23, LOC TD Banknorth, NA, VRDN (c)	18,575,000	18,575,000
(Harvard Univ. Proj.):
Series R, 2.6% 5/1/23, VRDN (c)	20,910,000	20,910,000
Series Y, 3.6% 5/5/23, VRDN (c)	5,000,000	5,000,000
(Massachusetts Institute of Technology Proj.):
Series 2001 J1, 3.7% 5/5/23, VRDN (c)	4,545,000	4,545,000
Series 2001 J2, 3.6% 5/5/23, VRDN (c)	12,000,000	12,000,000
(Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 3.95% 5/5/23, LOC TD Banknorth, NA, VRDN (c)	20,490,000	20,490,000
Series 1997 P1, 3.7% 5/5/23 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	12,500,000	12,500,000
Series 2007 A1, 3.74% 5/1/23 (Liquidity Facility Bank of America NA), VRDN (c)	37,740,000	37,740,000
Series 2009 K1, 3.55% 5/1/23, LOC TD Banknorth, NA, VRDN (c)	3,100,000	3,100,000
RIB Floater Trust Various States Participating VRDN Series 2022 D1:
3.78% 5/1/23 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,000,000	3,000,000
3.79% 5/1/23 (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,500,000	7,500,000
Springfield Gen. Oblig. Participating VRDN Series XF 14 78, 3.8% 5/1/23 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	6,160,000	6,160,000

TOTAL MUNICIPAL NOTES (Cost $220,615,000)		220,615,000

TOTAL INVESTMENT IN SECURITIES - 95.4% (Cost $1,925,060,359)	1,849,622,456
NET OTHER ASSETS (LIABILITIES) - 4.6%	89,826,354
NET ASSETS - 100.0%	1,939,448,810

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,528,445 or 1.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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